Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of maturity of lease liabilities

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2023 (remainder of year)	$9,842	$12,079	$21,921
2024	—	48,316	48,316
2025	—	48,316	48,316
2026	—	46,757	46,757
2027	—	7,400	7,400
Total future minimum lease payments	9,842	162,869	172,711
Less: Imputed interest	(98)	(20,564)	(20,662)
Present value of lease liabilities	$9,744	$142,305	$152,049
Remaining lease term (in years)	0.17	3.38

Maturity of Lease Liabilities	Operating lease liabilities	Finance lease liability	Total Amount
2023	$64,364	$18,871	$83,235
2024	—	18,871	18,871
2025	—	18,871	18,871
2026	—	17,299	17,299
Total future minimum lease payments	64,364	73,912	138,276
Less: Imputed interest	(2,251)	(10,639)	(12,890)
Present value of lease liabilities	$62,113	$63,273	$125,386
Remaining lease term (in years)	0.81	3.92